Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenues	$ 0	$ 0	$ 0	$ 0
Operating expenses:
General and administrative expenses	870,355	523,443	3,134,285	1,526,075
Research and development expenses	399,735	257,233	1,477,479	218,901
Total operating expenses	1,270,090	780,676	4,611,764	1,744,976
Operating loss	(1,270,090)	(780,676)	(4,611,764)	(1,744,976)
Other income (expense):
Interest expense	(27,765)	(27,765)	(111,059)	(108,879)
Loss on issuance of warrants			(7,541,693)	0
Gain on exercise of warrants	224,000	0
Loss on warrant derivative modification	(1,300,170)	0
Adjustment to fair value of derivative	2,753,170	0	4,121,693	0
Other income			0	64
Total other income (expense)	1,649,235	(27,765)	(3,531,059)	(108,815)
Net Income (Loss)	$ 379,145	$ (808,441)	$ (8,142,823)	$ (1,853,791)
Basic earnings per share
Net Income (Loss) per Share	$ 0.01	$ (0.01)	$ (0.12)	$ (0.09)
Weighted Common Shares - Basic and Diluted	73,337,085	60,145,237	67,492,823	21,366,752
Diluted earnings per share
Net Income (Loss) per Share	$ 0.01	$ (0.01)
Weighted Common Shares - Diluted	73,422,007	60,145,237